UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

One Station Place, 5th Floor
Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Patricia A. Rogers
Tweedy, Browne Company LLC
One Station Place, 5th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—72.2%

	Canada—0.6%
138,200	Cenovus Energy, Inc.	$2,210,624
332,000	Logan International, Inc.(a)	803,108
1,500,000	National Bank of Canada	56,373,904

		59,387,636

	Chile—1.7%
14,532,035	Antofagasta PLC	157,581,794

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,203,981

	France—10.1%
7,719,256	CNP Assurances	128,840,618
3,934,340	Safran SA	266,483,040
5,561,520	SCOR SE	196,093,928
712,949	Teleperformance SA	50,339,363
4,713,440	Total SA	228,818,474
4,352,163	Vallourec SA	88,837,466

		959,412,889

	Germany—6.2%
3,726,000	Axel Springer SE	195,495,643
1,936,000	Henkel AG & Company, KGaA	184,410,741
652,000	Krones AG	68,113,114
42,354	KSB AG	19,824,975
699,000	Muenchener Rueckversicherungs AG	123,833,983

		591,678,456

	Hong Kong—0.5%
5,678,136	Great Eagle Holdings Ltd.	21,166,988
28,128,000	Hengdeli Holdings Ltd.	5,623,750
434,500	Jardine Strategic Holdings Ltd.	13,152,315
59,000	Miramar Hotel & Investment	105,785
7,364,000	Oriental Watch Holdings	1,263,342
2,561,000	Tai Cheung Holdings Ltd.	2,328,918
	Undisclosed Securities(c)	1,035,917

		44,677,015

	Italy—0.4%
144,268	Buzzi Unicem SpA	2,052,705
4,795,392	SOL SpA(d)	37,401,386

		39,454,091

	Japan—1.1%
1,368,700	Honda Motor Company Ltd.	44,310,914
73,800	Lintec Corporation	1,686,909
69,100	Mandom Corporation	3,077,637
1,443,500	NGK Spark Plug Company Ltd.	40,049,708
162,780	Nippon Kanzai Company Ltd.	3,690,203
400,000	Shinko Shoji Company Ltd.	4,233,237
272,600	T. Hasegawa Company Ltd.	3,954,276

		101,002,884

	Mexico—0.4%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	41,322,898

Shares		Value (Note 1)

	Netherlands—7.9%
2,136,174	Akzo Nobel NV	$155,351,618
3,160,000	Heineken Holding NV	221,640,111
6,215,470	Royal Dutch Shell PLC, Class A	175,695,236
500,000	Telegraaf Media Groep NV, CVA(a)	2,774,373
15,827,208	TNT Express NV	134,182,981
1,378,910	Unilever NV, CVA	57,391,847

		747,036,166

	Norway—0.6%
24,550	Ekornes ASA	296,441
900,000	Schibsted ASA	27,889,418
900,000	Schibsted ASA, Class B(a)	27,111,535

		55,297,394

	Singapore—2.6%
11,243,662	DBS Group Holdings Ltd.	172,767,451
4,428,800	United Overseas Bank Ltd.	75,879,997

		248,647,448

	South Korea—2.3%
150,900	Daegu Department Store Company Ltd.	2,103,631
210,000	Hyundai Mobis Company Ltd.	39,912,143
823,176	Hyundai Motor Company	100,364,818
1,568,700	Kia Motors Corporation	63,707,123
132,553	Samchully Company Ltd.	15,388,958

		221,476,673

	Spain—1.0%
7,400,000	Mediaset España Comunicacion SA	96,921,448

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares(a)	191,664

	Switzerland—13.2%
2,272,160	ABB Ltd.	47,604,615
388,000	CIE Financiere Richemont AG	31,573,913
218,165	Coltene Holding AG(d)	16,165,990
133,900	Daetwyler Holding AG, Bearer	15,918,132
7,200	Loeb Holding AG	1,371,355
2,781,120	Nestle SA, Registered	200,872,719
80	Neue Zuercher Zeitung(a)(f)	471,029
3,057,000	Novartis AG, Registered	301,431,224
68,640	Phoenix Mecano AG(d)	34,299,802
1,084,000	Roche Holding AG	303,898,133
248,117	Siegfried Holding AG(d)	43,912,634
432,618	Tamedia AG	72,307,454
608,700	Zurich Insurance Group AG	185,368,380

		1,255,195,380

	Taiwan—0.0%(b)
	Undisclosed Security(c)	104,158

	Thailand—0.8%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	75,192,095

	United Kingdom—15.6%
900,000	AGA Rangemaster Group PLC(a)	2,052,371
1,782,000	BBA Aviation PLC	8,455,287

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2015 (Unaudited)

Shares		Value (Note 1)

	United Kingdom (continued)
1,325,000	British American Tobacco PLC	$71,162,619
4,274,000	Daily Mail & General Trust PLC, Class A	62,444,698
5,693,992	Diageo PLC	164,860,258
34,963,150	G4S PLC	147,693,675
6,764,000	GlaxoSmithKline PLC	140,683,970
2,907,308	Hays PLC	7,471,167
1,397,625	Headlam Group PLC	10,154,954
20,074,884	HSBC Holdings PLC	179,990,432
1,111,325	Imperial Tobacco Group PLC	53,604,370
370,900	Pearson PLC	7,028,930
3,346,355	Provident Financial PLC	154,042,326
21,604,922	Standard Chartered PLC	346,236,000
4,891,800	TT Electronics PLC	11,174,553
2,725,044	Unilever PLC	116,998,825

		1,484,054,435

	United States—7.2%
126,965	AGCO Corp	7,209,073
75,700	American National Insurance Company	7,745,624
1,094,821	Baxter International, Inc.	76,560,833
436	Berkshire Hathaway Inc., Class A(a)	89,314,600
301	Berkshire Hathaway Inc., Class B(a)	40,969
1,388,300	Cisco Systems, Inc.	38,122,718
587,000	ConocoPhillips	36,047,670
1,258,435	Devon Energy Corporation	74,864,298
76,000	Google Inc., Class A(a)	41,043,040
76,208	Google Inc., Class C	39,667,026
1,852,170	Halliburton Company	79,772,962
865,835	Johnson & Johnson	84,384,279
132,900	National Oilwell Varco, Inc.	6,416,412
33,225	NOW Inc.(a)	661,510
918,700	Philip Morris International, Inc.	73,652,179
293,500	Phillips 66	23,644,360

		679,147,553

	TOTAL COMMON STOCKS (Cost $4,670,775,688)	6,858,986,058

	PREFERRED STOCKS—0.4%

	Chile—0.3%
10,000,000	Embotelladora Andina SA	23,956,656

	Croatia—0.1%
166,388	Adris Grupa d.d.	9,037,649

	Germany—0.0%(b)
279,000	Villeroy & Boch AG	4,196,657

	TOTAL PREFERRED STOCKS (Cost $36,208,137)	37,190,962

Shares		Value (Note 1)

	WARRANTS—0.0%(b)

	Hong Kong—0.0%(b)
11,800	Miramar Hotel & Investment(a) Exercise at HKD 13.50, Expires 12/31/99 (Cost $0)	$609

	REGISTERED INVESTMENT COMPANY—18.1%
1,722,281,464	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $1,722,281,464)	1,722,281,464

Face Value

	U.S. TREASURY BILLS—7.6%
$300,000,000	0.068%(g) due 07/23/15	299,987,625
300,000,000	0.056%(g) due 08/20/15	299,976,875
125,000,000	0.047%(g) due 10/29/15(e)	124,994,750

	TOTAL U.S. TREASURY BILLS (Cost $724,945,125)	724,959,250

TOTAL INVESTMENTS (Cost $7,154,210,414)	98.3%	9,343,418,343
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.9	179,838,018
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(16,660,833)

NET ASSETS	100.0%	$9,506,595,528

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(d)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(e)	This security has been segregated to cover certain open forward contracts. At June 30, 2015, liquid assets totaling $166,317,648 have been segregated to cover such open forward contracts.
(f)	Security has been deemed illiquid. The total position represents 0.01% of the net assets of the Fund.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	9.5%
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Insurance	7.7
Energy	6.6
Capital Goods	5.6
Media	5.2
Beverage	4.5
Food	3.9
Materials	3.8
Automobiles & Components	3.0
Commercial Services & Supplies	2.2
Tobacco	2.1
Household & Personal Products	2.0
Diversified Financials	1.6
Transportation	1.5
Health Care Equipment & Services	1.0
Technology Hardware & Equipment	0.9
Software & Services	0.9
Consumer Durables & Apparel	0.4
Real Estate	0.2
Retailing	0.2
Utilities	0.2
Consumer Services	0.0 (a)

Total Common Stocks	72.2
Preferred Stocks	0.4
Warrants	0.0 (a)
Registered Investment Company	18.1
U.S. Treasury Bills	7.6
Unrealized Appreciation on Forward Contracts (Net)	1.9
Other Assets and Liabilities (Net)	(0.2)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2015 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/15 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
20,000,000	Canadian Dollar	JPM	7/6/15	$17,516,534	$16,018,494	$(1,498,040)
40,000,000	Canadian Dollar	JPM	7/23/15	33,398,735	32,029,226	(1,369,509)
30,000,000	Canadian Dollar	BNY	7/28/15	23,494,911	24,020,208	525,297
35,000,000	European Union Euro	NTC	7/6/15	39,363,100	39,000,369	(362,731)
90,000,000	Norwegian Krone	NTC	10/19/15	11,129,385	11,410,996	281,611
36,000,000	Swiss Franc	BNY	8/11/15	38,752,180	38,584,465	(167,715)

TOTAL				$163,654,845	$161,063,758	$(2,591,087)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
20,000,000	Canadian Dollar	JPM	7/6/15	$(18,537,811)	$(16,018,494)	$2,519,317
40,000,000	Canadian Dollar	JPM	7/23/15	(36,886,758)	(32,029,226)	4,857,532
35,000,000	Canadian Dollar	BNY	7/28/15	(32,314,056)	(28,023,576)	4,290,480
40,000,000	Canadian Dollar	NTC	8/11/15	(36,365,290)	(32,020,868)	4,344,422
8,000,000	Canadian Dollar	NTC	8/21/15	(7,272,066)	(6,403,317)	868,749
16,500,000	Canadian Dollar	NTC	9/14/15	(15,078,615)	(13,202,702)	1,875,913
6,195,000,000	Chilean Peso	BNY	11/27/15	(10,000,000)	(9,551,930)	448,070
7,000,000,000	Chilean Peso	SSB	4/13/16	(11,068,944)	(10,664,424)	404,520
35,000,000	European Union Euro	NTC	7/6/15	(47,782,000)	(39,000,369)	8,781,631
105,000,000	European Union Euro	JPM	8/11/15	(141,274,350)	(117,059,597)	24,214,753
40,000,000	European Union Euro	BNY	8/19/15	(53,665,200)	(44,599,303)	9,065,897
100,000,000	European Union Euro	BNY	9/14/15	(130,380,000)	(111,541,886)	18,838,114
70,000,000	European Union Euro	SSB	10/8/15	(88,771,900)	(78,110,877)	10,661,023
75,000,000	European Union Euro	SSB	10/19/15	(95,427,750)	(83,707,487)	11,720,263
100,000,000	European Union Euro	SSB	10/30/15	(127,030,000)	(111,633,008)	15,396,992
90,000,000	European Union Euro	SSB	11/4/15	(115,080,750)	(100,479,129)	14,601,621

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/15 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
100,000,000	European Union Euro	NTC	11/6/15	$(127,910,000)	$(111,647,665)	$16,262,335
75,000,000	European Union Euro	NTC	11/10/15	(94,524,375)	(83,742,032)	10,782,343
50,000,000	European Union Euro	SSB	11/13/15	(62,662,250)	(55,831,163)	6,831,087
125,000,000	European Union Euro	NTC	12/9/15	(155,737,000)	(139,646,580)	16,090,420
80,000,000	European Union Euro	NTC	1/4/16	(97,851,360)	(89,423,482)	8,427,878
140,000,000	European Union Euro	BNY	2/1/16	(160,713,000)	(156,607,751)	4,105,249
140,000,000	European Union Euro	JPM	2/12/16	(160,706,000)	(156,653,628)	4,052,372
90,000,000	European Union Euro	JPM	2/29/16	(102,920,850)	(100,751,517)	2,169,333
80,000,000	European Union Euro	NTC	3/2/16	(91,113,600)	(89,561,676)	1,551,924
55,000,000	European Union Euro	SSB	3/16/16	(59,361,500)	(61,596,629)	(2,235,129)
40,000,000	European Union Euro	SSB	4/13/16	(43,732,000)	(44,831,007)	(1,099,007)
115,000,000	European Union Euro	BNY	4/18/16	(123,613,500)	(128,906,338)	(5,292,838)
40,000,000	European Union Euro	NTC	4/22/16	(43,247,200)	(44,841,772)	(1,594,572)
25,000,000	Great Britain Pound Sterling	SSB	8/21/15	(41,524,875)	(39,302,778)	2,222,097
25,000,000	Great Britain Pound Sterling	JPM	9/14/15	(40,825,000)	(39,295,850)	1,529,150
30,000,000	Great Britain Pound Sterling	NTC	10/30/15	(47,991,000)	(47,140,563)	850,437
30,000,000	Great Britain Pound Sterling	JPM	11/6/15	(48,219,000)	(47,138,463)	1,080,537
45,000,000	Great Britain Pound Sterling	SSB	12/9/15	(70,220,025)	(70,692,845)	(472,820)
40,000,000	Great Britain Pound Sterling	BNY	12/21/15	(62,668,400)	(62,833,284)	(164,884)
30,000,000	Great Britain Pound Sterling	NTC	2/12/16	(45,516,750)	(47,113,119)	(1,596,369)
50,000,000	Great Britain Pound Sterling	NTC	2/29/16	(76,748,500)	(78,515,830)	(1,767,330)
35,000,000	Great Britain Pound Sterling	JPM	3/2/16	(53,955,125)	(54,960,584)	(1,005,459)
45,000,000	Great Britain Pound Sterling	SSB	3/21/16	(66,825,225)	(70,657,538)	(3,832,313)
20,000,000	Great Britain Pound Sterling	SSB	4/13/16	(29,687,800)	(31,400,012)	(1,712,212)
50,000,000	Great Britain Pound Sterling	NTC	4/18/16	(73,575,500)	(78,498,205)	(4,922,705)
55,000,000	Great Britain Pound Sterling	NTC	4/22/16	(81,927,175)	(86,346,420)	(4,419,245)
40,000,000	Great Britain Pound Sterling	BNY	5/16/16	(60,942,000)	(62,790,388)	(1,848,388)
50,000,000	Great Britain Pound Sterling	NTC	5/26/16	(77,575,250)	(78,484,335)	(909,085)
50,000,000	Great Britain Pound Sterling	JPM	5/31/16	(78,243,500)	(78,482,510)	(239,010)
50,000,000	Great Britain Pound Sterling	SSB	6/13/16	(76,602,500)	(78,477,765)	(1,875,265)
60,000,000	Great Britain Pound Sterling	BNY	6/20/16	(93,259,800)	(94,170,252)	(910,452)
1,850,000,000	Japanese Yen	JPM	2/19/16	(18,227,499)	(15,191,666)	3,035,833
4,000,000,000	Japanese Yen	JPM	3/2/16	(33,836,653)	(32,857,707)	978,946
2,500,000,000	Japanese Yen	BNY	3/16/16	(20,788,292)	(20,543,993)	244,299
420,000,000	Mexican Peso	NTC	11/13/15	(30,102,132)	(26,502,416)	3,599,716
250,000,000	Mexican Peso	BNY	3/2/16	(16,293,014)	(15,639,606)	653,408
90,000,000	Norwegian Krone	NTC	10/19/15	(13,740,458)	(11,410,996)	2,329,462
80,000,000	Norwegian Krone	BNY	11/13/15	(11,589,836)	(10,138,824)	1,451,012
270,000,000	Norwegian Krone	JPM	1/4/16	(35,964,036)	(34,191,361)	1,772,675
80,000,000	Norwegian Krone	SSB	3/2/16	(10,483,326)	(10,127,040)	356,286
30,000,000	Singapore Dollar	BNY	7/6/15	(24,023,062)	(22,277,841)	1,745,221
27,000,000	Singapore Dollar	SSB	8/11/15	(21,659,781)	(20,038,777)	1,621,004
40,000,000	Singapore Dollar	SSB	12/21/15	(30,392,827)	(29,635,381)	757,446
35,000,000	Singapore Dollar	JPM	2/29/16	(25,605,384)	(25,910,257)	(304,873)
40,000,000	Singapore Dollar	JPM	4/22/16	(29,405,278)	(29,594,130)	(188,852)
40,000,000	Singapore Dollar	JPM	5/16/16	(29,779,631)	(29,586,145)	193,486
35,000,000	Singapore Dollar	SSB	5/26/16	(26,011,668)	(25,884,966)	126,702
53,000,000	Singapore Dollar	JPM	6/3/16	(38,919,078)	(39,193,710)	(274,632)
22,000,000,000	South Korean Won	JPM	10/19/15	(20,285,846)	(19,677,879)	607,967
40,000,000,000	South Korean Won	JPM	4/28/16	(36,712,404)	(35,744,445)	967,959
25,000,000,000	South Korean Won	JPM	5/26/16	(22,595,806)	(22,339,346)	256,460
25,000,000,000	South Korean Won	SSB	6/3/16	(22,359,360)	(22,339,081)	20,279
36,000,000	Swiss Franc	BNY	8/11/15	(39,948,954)	(38,584,464)	1,364,490
50,000,000	Swiss Franc	SSB	9/14/15	(54,102,600)	(53,661,772)	440,828
47,000,000	Swiss Franc	BNY	10/30/15	(49,581,720)	(50,552,006)	(970,286)
100,000,000	Swiss Franc	JPM	11/4/15	(106,178,529)	(107,584,480)	(1,405,951)
100,000,000	Swiss Franc	BNY	11/6/15	(106,284,609)	(107,595,292)	(1,310,683)
70,000,000	Swiss Franc	SSB	11/10/15	(73,356,039)	(75,331,845)	(1,975,806)
60,000,000	Swiss Franc	JPM	11/13/15	(62,557,018)	(64,579,889)	(2,022,871)
70,000,000	Swiss Franc	BNY	12/9/15	(72,478,774)	(75,441,895)	(2,963,121)
40,000,000	Swiss Franc	NTC	2/1/16	(46,843,893)	(43,237,438)	3,606,455
70,000,000	Swiss Franc	BNY	2/29/16	(75,585,790)	(75,786,627)	(200,837)
90,000,000	Swiss Franc	NTC	3/2/16	(96,153,846)	(97,451,091)	(1,297,245)
35,000,000	Swiss Franc	NTC	3/16/16	(35,576,337)	(37,928,004)	(2,351,667)
30,000,000	Swiss Franc	JPM	4/13/16	(31,685,678)	(32,561,948)	(876,270)
20,000,000	Swiss Franc	SSB	4/22/16	(21,223,537)	(21,719,189)	(495,652)
20,000,000	Swiss Franc	NTC	6/3/16	(21,520,417)	(21,771,719)	(251,302)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/15 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
430,000,000	Thailand Baht	BNY	8/21/15	$(13,238,916)	$(12,707,914)	$531,002
500,000,000	Thailand Baht	SSB	2/12/16	(14,936,520)	(14,716,482)	220,038
340,000,000	Thailand Baht	JPM	5/11/16	(9,956,076)	(9,991,467)	(35,391)
850,000,000	Thailand Baht	BNY	5/31/16	(24,741,668)	(24,969,841)	(228,173)
500,000,000	Thailand Baht	JPM	6/8/16	(14,440,433)	(14,686,066)	(245,633)

TOTAL				$(4,906,502,275)	$(4,724,073,170)	$182,429,105

Unrealized Appreciation on Forward Contracts (Net)						$179,838,018

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—80.9%

	Canada—1.0%
250,000	Cenovus Energy, Inc.	$3,998,959
137,700	Logan International, Inc.(a)	333,096

		4,332,055

	Chile—1.7%
735,200	Antofagasta PLC	7,972,327

	France—13.1%
194,310	CNP Assurances	3,243,191
271,480	Safran SA	18,388,044
414,885	SCOR SE	14,628,452
116,167	Teleperformance SA	8,202,232
215,300	Total SA	10,451,945
225,219	Vallourec SA	4,597,228

		59,511,092

	Germany—6.3%
221,100	Axel Springer SE	11,600,667
57,210	Henkel AG & Company, KGaA	5,449,452
26,726	Krones AG	2,792,011
29,038	Muenchener Rueckversicherungs AG	5,144,336
36,984	Siemens AG	3,723,125

		28,709,591

	Hong Kong—0.9%
316,349	Great Eagle Holdings Ltd.	1,179,288
3,168,000	Hengdeli Holdings Ltd.	633,392
20,587	Jardine Strategic Holdings Ltd.	623,168
109,796	Miramar Hotel & Investment	196,860
3,348,000	Oriental Watch Holdings	574,371
655,000	Tai Cheung Holdings Ltd.	595,643
	Undisclosed Securities(b)	234,091

		4,036,813

	Italy—1.5%
113,408	Buzzi Unicem SpA	1,613,616
50,853	Davide Campari-Milano SpA	386,709
240,000	Eni SpA	4,257,159
66,455	SOL SpA	518,312

		6,775,796

	Japan—1.6%
51,200	Honda Motor Company Ltd.	1,657,572
61,700	Lintec Corporation	1,410,329
21,700	Mandom Corporation	966,494
83,600	NGK Spark Plug Company Ltd.	2,319,470
20,200	Nihon Kagaku Sangyo Company Ltd.	147,086
9,900	Nippon Kanzai Company Ltd.	224,432
40,100	Shinko Shoji Company Ltd.	424,382

		7,149,765

	Netherlands—8.8%
82,570	Akzo Nobel NV	6,004,840
58,943	Heineken Holding NV	4,134,219
57,932	Heineken NV	4,393,795
299,724	Royal Dutch Shell PLC, Class A	8,472,421
1,247,104	TNT Express NV	10,572,941

Shares		Value (Note 1)

	Netherlands (continued)
161,712	Unilever NV, CVA	$6,730,642

		40,308,858

	Singapore—3.5%
622,826	DBS Group Holdings Ltd.	9,570,204
950,893	Metro Holdings Ltd.	695,603
329,389	United Overseas Bank Ltd.	5,643,523

		15,909,330

	South Korea—2.9%
22,040	Daegu Department Store Company Ltd.	307,250
10,245	Hyundai Mobis Company Ltd.	1,947,142
39,500	Hyundai Motor Company	4,815,994
112,900	Kia Motors Corporation	4,585,028
13,800	Samchully Company Ltd.	1,602,134

		13,257,548

	Spain—0.9%
329,100	Mediaset España Comunicacion SA(a)	4,310,385

	Switzerland—13.3%
157,355	ABB Ltd.	3,296,785
17,047	Coltene Holding AG	1,263,180
142,100	Nestle SA, Registered	10,263,496
161,339	Novartis AG, Registered	15,908,607
5,015	Phoenix Mecano AG	2,506,024
56,300	Roche Holding AG	15,783,639
18,059	Schindler Holding AG	2,950,735
2,135	Siegfried Holding AG	377,860
665	Tamedia AG	111,148
26,799	Zurich Insurance Group AG	8,161,142

		60,622,616

	Thailand—1.4%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	6,430,040

	United Kingdom—17.2%
547,600	BAE Systems PLC	3,885,777
30,700	British American Tobacco PLC	1,648,824
238,503	Daily Mail & General Trust PLC, Class A	3,484,616
262,052	Diageo PLC	7,587,289
2,821,436	G4S PLC	11,918,498
328,000	GlaxoSmithKline PLC	6,822,049
1,149,856	Hays PLC	2,954,887
213,814	Headlam Group PLC	1,553,544
990,500	HSBC Holdings PLC	8,880,775
116,639	Imperial Tobacco Group PLC	5,626,041
167,000	Pearson PLC	3,164,819
71,595	Provident Financial PLC	3,295,723
1,066,979	Standard Chartered PLC	17,099,184
144,469	TT Electronics PLC	330,017

		78,252,043

	United States—6.8%
53,840	AGCO Corp	3,057,035
11,431	Baxter International, Inc.	799,370
29,399	ConocoPhillips	1,805,393
70,900	Halliburton Company	3,053,663
106,257	Johnson & Johnson	10,355,807

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2015 (Unaudited)

Shares		Value (Note 1)

	United States (continued)
55,980	MasterCard, Inc., Class A	$5,233,010
54,644	National Oilwell Varco, Inc.	2,638,212
13,661	NOW Inc.(a)	271,990
31,061	Philip Morris International, Inc.	2,490,160
14,700	Phillips 66	1,184,232

		30,888,872

	TOTAL COMMON STOCKS (Cost $321,673,667)	368,467,131

	PREFERRED STOCKS—0.5%

	Chile—0.4%
940,000	Embotelladora Andina SA	2,251,926

	Germany—0.1%
648	KSB AG	301,907

	TOTAL PREFERRED STOCKS (Cost $3,051,152)	2,553,833

	WARRANTS—0.0%(c)

	Hong Kong—0.0%(c)
21,959	Miramar Hotel & Investment(a) Exercise at HKD 13.50, Expires 12/31/99 (Cost $0)	1,133

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—18.4%
83,706,549	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $83,706,549)	$83,706,549

TOTAL INVESTMENTS (Cost $408,431,368)	99.8%	454,728,646
OTHER ASSETS AND LIABILITIES (Net)	0.2	867,187

NET ASSETS	100.0%	$455,595,833

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(c)	Amount represents less than 0.1% of the net assets.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depository Receipt

Sector Diversification

June 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.8%
Banks	10.5
Capital Goods	9.6
Energy	7.9
Insurance	6.8
Commercial Services & Supplies	5.1
Media	5.1
Materials	3.9
Food	3.7
Beverage	3.6
Automobiles & Components	3.4
Transportation	2.3
Tobacco	2.1
Household & Personal Products	1.4
Software & Services	1.1
Retailing	0.8
Diversified Financials	0.7
Technology Hardware & Equipment	0.7
Health Care Equipment & Services	0.5
Real Estate	0.4
Utilities	0.4
Consumer Services	0.1
Consumer Durables & Apparel	0.0	(a)

Total Common Stocks	80.9
Preferred Stocks	0.5
Warrants	0.0	(a)
Registered Investment Company	18.4
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2015 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—88.3%

	France—4.4%
360,300	CNP Assurances	$6,013,698
405,215	Total SA	19,671,552

		25,685,250

	Germany—4.5%
164,718	Axel Springer SE	8,642,419
132,780	Henkel AG & Company, KGaA	12,647,757
29,300	Muenchener Rueckversicherungs AG	5,190,752

		26,480,928

	Japan—0.5%
87,000	Honda Motor Company Ltd.	2,816,577

	Netherlands—8.9%
73,995	Akzo Nobel NV	5,381,230
297,000	Heineken Holding NV	20,831,365
627,850	Royal Dutch Shell PLC, Class A	17,747,693
183,946	Unilever NV, ADR	7,696,301

		51,656,589

	Singapore—1.6%
539,000	United Overseas Bank Ltd.	9,234,853

	South Korea—1.5%
50,000	Hyundai Motor Company	6,096,194
69,300	Kia Motors Corporation	2,814,371

		8,910,565

	Spain—1.0%
460,000	Mediaset España Comunicacion SA	6,024,847

	Switzerland—14.6%
238,000	Nestle SA, Registered, Sponsored ADR	17,174,080
304,545	Novartis AG, Registered	30,029,235
92,700	Roche Holding AG	25,988,337
38,415	Zurich Insurance Group AG	11,698,581

		84,890,233

	United Kingdom—9.6%
143,583	Diageo PLC, Sponsored ADR	16,661,371
907,249	HSBC Holdings PLC	8,134,350
1,414,397	Standard Chartered PLC	22,666,833
205,000	Unilever PLC, Sponsored ADR	8,806,800

		56,269,354

	United States—41.7%
94,535	3M Company	14,586,751
75,523	American National Insurance Company	7,727,513
393,000	Bank of New York Mellon Corporation/The	16,494,210
176,890	Baxter International, Inc.	12,369,918

Shares		Value (Note 1)

	United States (continued)
80	Berkshire Hathaway Inc., Class A(a)	$16,388,000
30,626	Berkshire Hathaway Inc., Class B(a)	4,168,505
527,475	Cisco Systems, Inc.	14,484,463
230,068	Comcast Corporation, Special Class A	13,790,276
161,695	ConocoPhillips	$9,929,690
286,520	Devon Energy Corporation	17,045,075
129,850	Emerson Electric Company	7,197,585
6,150	Google Inc., Class A(a)	3,321,246
6,166	Google Inc., Class C	3,209,465
307,865	Halliburton Company	13,259,746
246,189	Johnson & Johnson	23,993,580
213,680	Leucadia National Corporation	5,188,150
101,925	MasterCard, Inc., Class A	9,527,949
36,818	National Western Life Insurance Company, Class A	8,817,543
64,800	Philip Morris International, Inc.	5,195,016
55,857	UniFirst Corporation	6,247,605
87,720	Wal-Mart Stores, Inc.	6,221,980
437,085	Wells Fargo & Company	24,581,660

		243,745,926

	TOTAL COMMON STOCKS (Cost $295,807,604)	515,715,122

	REGISTERED INVESTMENT COMPANY—8.4%
48,853,506	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $48,853,506)	48,853,506

Face Value

	U.S. TREASURY BILL—2.4%
$14,000,000	0.091%(b) due 12/10/15(c) (Cost $13,994,330)	13,997,326

TOTAL INVESTMENTS (Cost $358,655,440)	99.1%	578,565,954
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.8	4,572,455
OTHER ASSETS AND LIABILITIES (Net)	0.1	954,202

NET ASSETS	100.0%	$584,092,611

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At June 30, 2015, liquid assets totaling $13,997,326 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	13.7%
Energy	13.3
Banks	11.1
Insurance	7.7
Diversified Financials	7.2
Beverage	6.4
Food	5.8
Media	4.9
Capital Goods	3.7
Software & Services	2.7
Technology Hardware & Equipment	2.5
Household & Personal Products	2.2
Health Care Equipment & Services	2.1
Automobiles & Components	2.0
Commercial Services & Supplies	1.1
Food & Staples Retailing	1.0
Tobacco	0.9

Total Common Stocks	88.3
Registered Investment Company	8.4
U.S. Treasury Bill	2.4
Unrealized Appreciation on Forward Contracts (Net)	0.8
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

June 30, 2015 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/15 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
7,000,000	Canadian Dollar	JPM	7/23/15	$5,875,709	$5,605,115	$(270,594)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
7,000,000	Canadian Dollar	JPM	7/23/15	$(6,455,183)	$(5,605,115)	$850,068
4,000,000	European Union Euro	BNY	9/14/15	(5,215,200)	(4,461,675)	753,525
4,800,000	European Union Euro	NTC	9/25/15	(6,223,680)	(5,354,917)	868,763
7,000,000	European Union Euro	SSB	11/13/15	(8,772,715)	(7,816,363)	956,352
7,000,000	European Union Euro	NTC	12/9/15	(8,721,272)	(7,820,209)	901,063
8,500,000	European Union Euro	BNY	12/21/15	(10,573,745)	(9,498,145)	1,075,600
7,000,000	European Union Euro	JPM	2/29/16	(8,004,955)	(7,836,229)	168,726
23,000,000	European Union Euro	NTC	3/2/16	(26,195,160)	(25,748,982)	446,178
13,000,000	European Union Euro	BNY	4/18/16	(13,973,700)	(14,572,021)	(598,321)
4,000,000	Great Britain Pound Sterling	JPM	9/14/15	(6,532,000)	(6,287,336)	244,664
4,000,000	Great Britain Pound Sterling	NTC	9/28/15	(6,518,200)	(6,286,688)	231,512
3,000,000	Great Britain Pound Sterling	SSB	12/9/15	(4,681,335)	(4,712,856)	(31,521)
3,000,000	Great Britain Pound Sterling	BNY	12/21/15	(4,700,130)	(4,712,496)	(12,366)
4,000,000	Great Britain Pound Sterling	BNY	5/16/16	(6,094,200)	(6,279,039)	(184,839)
6,500,000	Great Britain Pound Sterling	NTC	5/26/16	(10,084,783)	(10,202,964)	(118,181)
4,500,000	Great Britain Pound Sterling	JPM	5/31/16	(7,041,915)	(7,063,426)	(21,511)
130,000,000	Japanese Yen	JPM	2/19/16	(1,280,851)	(1,067,522)	213,329
3,500,000	Singapore Dollar	JPM	10/30/15	(2,750,037)	(2,594,940)	155,097
9,000,000	Singapore Dollar	SSB	12/21/15	(6,838,386)	(6,667,961)	170,425
3,000,000,000	South Korean Won	JPM	04/28/16	(2,753,430)	(2,680,833)	72,597
4,000,000	Swiss Franc	SSB	9/14/15	(4,328,208)	(4,292,942)	35,266
6,000,000	Swiss Franc	NTC	9/28/15	(6,460,331)	(6,443,091)	17,240
11,500,000	Swiss Franc	BNY	10/30/15	(12,131,697)	(12,369,108)	(237,411)
8,000,000	Swiss Franc	JPM	11/13/15	(8,340,936)	(8,610,652)	(269,716)
14,000,000	Swiss Franc	BNY	12/9/15	(14,495,755)	(15,088,379)	(592,624)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

June 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/15 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
7,000,000	Swiss Franc	NTC	3/2/16	$(7,478,632)	$(7,579,529)	$(100,897)
3,500,000	Swiss Franc	BNY	4/18/16	(3,650,016)	(3,799,985)	(149,969)

TOTAL				$(210,296,452)	$(205,453,403)	$4,843,049

Unrealized Appreciation on Forward Contracts (Net)						$4,572,455

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—94.0%

	France—10.7%
73,530	Cie Generale des Etablissements Michelin	$7,700,373
458,685	CNP Assurances	7,655,823
562,000	SCOR SE	19,815,588
393,975	Total SA	19,125,895

		54,297,679

	Germany—7.0%
299,650	Axel Springer SE	15,722,026
28,700	Muenchener Rueckversicherungs AG	5,084,457
145,500	Siemens AG	14,647,270

		35,453,753

	Netherlands—8.7%
102,000	Akzo Nobel NV	7,417,872
572,491	Royal Dutch Shell PLC, Class A	16,182,838
483,000	Unilever NV, CVA	20,103,025

		43,703,735

	Singapore—6.3%
914,308	DBS Group Holdings Ltd.	14,049,035
1,037,000	United Overseas Bank Ltd.	17,767,241

		31,816,276

	Switzerland—19.9%
755,525	ABB Ltd.	15,829,201
246,000	Nestle SA, Registered	17,767,910
262,200	Novartis AG, Registered	25,853,866
92,000	Roche Holding AG	25,792,092
51,000	Zurich Insurance Group AG	15,531,111

		100,774,180

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,035,310

Shares		Value (Note 1)

	United Kingdom—19.5%
516,079	Diageo PLC	$14,942,226
4,282,000	G4S PLC	18,088,311
749,139	GlaxoSmithKline PLC	15,581,290
2,164,066	HSBC Holdings PLC	19,402,910
172,400	Imperial Tobacco Group PLC	8,315,653
1,383,007	Standard Chartered PLC	22,163,783

		98,494,173

	United States—21.5%
903,350	Cisco Systems, Inc.	24,805,991
165,440	ConocoPhillips	10,159,670
100,000	Emerson Electric Company	5,543,000
261,525	Johnson & Johnson	25,488,227
111,405	Philip Morris International, Inc.	8,931,339
406,000	Verizon Communications, Inc.	18,923,660
261,400	Wells Fargo & Company	14,701,136

		108,553,023

	TOTAL COMMON STOCKS (Cost $377,322,360)	475,128,129

	REGISTERED INVESTMENT COMPANY—8.9%
44,865,221	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $44,865,221)	44,865,221

TOTAL INVESTMENTS (Cost $422,187,581)	102.9%	519,993,350
OTHER ASSETS AND LIABILITIES (Net)	(2.9)	(14,483,843)

NET ASSETS	100.0%	$505,509,507

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	18.3%
Banks	17.8
Insurance	9.5
Energy	9.1
Food	7.5
Capital Goods	7.1
Technology Hardware & Equipment	4.9
Telecommunication Services	3.7
Commercial Services & Supplies	3.6
Tobacco	3.4
Media	3.1
Beverage	3.0
Automobiles & Components	1.5
Materials	1.5

Total Common Stocks	94.0
Registered Investment Company	8.9
Other Assets and Liabilities (Net)	(2.9)

Net Assets	100.0%

Portfolio Composition

June 30, 2015 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Funds’ assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of June 30, 2015. See each Funds’ respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$59,387,636	$58,584,528	$803,108	$—
Switzerland	1,255,195,380	1,254,724,351	471,029	—
All Other Countries	5,544,403,042	5,544,403,042	—	—
Preferred Stocks	37,190,962	37,190,962	—	—
Warrants	609	—	609	—
Registered Investment Company	1,722,281,464	1,722,281,464	—	—
U.S. Treasury Bills	724,959,250	—	724,959,250	—

Total Investments in Securities	9,343,418,343	8,617,184,347	726,233,996	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	236,532,341	—	236,532,341	—
Liability
Unrealized depreciation of forward exchange contracts	(56,694,323)	—	(56,694,323)	—

Total	$9,523,256,361	$8,617,184,347	$906,072,014	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$4,332,055	$3,998,959	$333,096	$—
All Other Countries	364,135,076	364,135,076	—	—
Preferred Stocks	2,553,833	2,553,833	—	—
Warrants	1,133	—	1,133	—
Registered Investment Company	83,706,549	83,706,549	—	—

Total	$454,728,646	$454,394,417	$334,229	$—

	Value Fund
	Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$515,715,122	$515,715,122	$—	$—
Registered Investment Company	48,853,506	48,853,506	—	—
U.S. Treasury Bill	13,997,326	—	13,997,326	—

Total Investments in Securities	578,565,954	564,568,628	13,997,326	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	7,160,405	—	7,160,405	—
Liability
Unrealized depreciation of forward exchange contracts	(2,587,950)	—	(2,587,950)	—

Total	$583,138,409	$564,568,628	$18,569,781	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$519,993,350	$519,993,350	$—	$—

As of June 30, 2015, a security with an end of period value of $803,108 and $333,096, held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to no trading volume.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by Global Value Fund, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2015:

Shares Held at 3/31/15	Name of Issuer	Value at 3/31/15	Purchase Cost	Sales Proceeds	Value at 6/30/15	Shares Held at 6/30/15
218,165	Coltene Holding AG	$16,789,698	$—	$—	$16,165,990	218,165
68,640	Phoenix Mecano AG	38,160,815	—	—	34,299,802	68,640
248,117	Siegfried Holding AG	37,985,172	—	—	43,912,634	248,117
4,795,392	SOL SpA	38,935,843	—	—	37,401,386	4,795,392
		$131,871,528	$—	$—	$131,779,812

2. Tax Information

As of June 30, 2015, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$7,154,210,414
Global Value Fund II – Currency Unhedged	$408,431,368
Value Fund	$358,655,440
Worldwide High Dividend Yield Value Fund	$422,187,581

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at June 30, 2015 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,462,049,429	$(272,841,500)	$2,189,207,929
Global Value Fund II – Currency Unhedged	69,626,548	(23,329,270)	46,297,278
Value Fund	232,384,670	(12,474,156)	219,910,514
Worldwide High Dividend Yield Value Fund	108,427,629	(10,621,860)	97,805,769

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	8/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	8/12/2015

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	8/12/2015

* Print the name and title of each signing officer under his or her signature.